OPPENHEIMER REVENUE WEIGHTED ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF

OPPENHEIMER MID CAP REVENUE ETF

OPPENHEIMER SMALL Cap REVENUE ETF

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

OPPENHEIMER ULTRA DIVIDEND REVENUE etf

oppenheimer emerging markets revenue etf

oppenheimer global revenue etf

oppenheimer international revenue etf

oppenheimer esg revenue etf

oppenheimer global esg revenue etf

Supplement dated August 25, 2017 to the

Prospectus and Statement of Additional Information

This supplement amends each Prospectus and Statement of Additional Information (“SAI”) of the above referenced funds (the “Funds”), each a series of Oppenheimer Revenue Weighted ETF Trust, and is in addition to any other supplement(s). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus and/or SAI.

Effective September 1, 2017, with respect to the Oppenheimer Global ESG Revenue ETF only:

1.	The first two paragraphs of the section “Fund Summaries”—“Oppenheimer Global ESG Revenue ETF” — “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the MSCI All Country World Index (the Benchmark Index”) that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Benchmark Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Underlying Index contains a subset of the securities in the Benchmark Index, in different proportions.

2.	The second and third paragraphs of the section “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The OFI Revenue Weighted Global ESG Index is constructed using a rules-driven methodology, which selects a subset of the constituent securities of the Oppenheimer Global ESG Revenue ETF’s Benchmark Index according to ESG scores and then re-weights those securities based on revenue earned by those companies, subject to a maximum 5% per company weighting. The resulting Underlying Index contains a subset of the securities of the Fund’s Benchmark Index.

Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to revenue, it may be possible for a revenue-weighted index to outperform the capitalization-weighted index over time. The Funds select the companies included in their respective Benchmark Index with favorable ESG practices and then re-weight the subset of securities according to revenue in an attempt to outperform an ESG-neutral, capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

3.	The second paragraph of the section “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” — “Strategies Specific to Each Fund” — “Oppenheimer Global ESG Revenue ETF” is deleted in its entirety and replaced with the following:

The Underlying Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Benchmark Index. Based on that scoring, MSCI ESG Research, Inc. assigns an overall composite score weighted according to that company’s industry, which is used to select companies. The companies selected are then re-weighted according to revenue earned. Thus, the Underlying Index contains a subset of the securities in the Benchmark Index, in different proportions.

Effective September 30, 2017

1.	The sections of the Prospectus “Fund Summaries” — “Oppenheimer Large Cap Revenue ETF” — “Fees and Expenses,” “Fund Summaries” — “Oppenheimer Mid Cap Revenue ETF” — “Fees and Expenses,” “Fund Summaries” — “Oppenheimer Small Cap Revenue ETF” — “Fees and Expenses” and “Fund Summaries” — “Oppenheimer Ultra Dividend Revenue ETF” — “Fees and Expenses,” are each deleted in their entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

2.	The section of the Prospectus “Fund Summaries” — “Oppenheimer Financials Sector Revenue ETF” —“Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

3.	The section of the Prospectus “Fund Summaries” —“ Oppenheimer ESG Revenue ETF” —“ Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

4.	The section of the Prospectus “Fund Summaries” —“ Oppenheimer Global ESG Revenue ETF” —“ Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

5.	The section of the Prospectus “Fund Summaries” — “Oppenheimer Emerging Markets Revenue ETF” — “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.46%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$47	$148

6.	The section of the Prospectus “Fund Summaries” — “Oppenheimer Global Revenue ETF” — “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.43%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.43%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$44	$138

7.	The section of the Prospectus “Fund Summaries” — “Oppenheimer International Revenue ETF” — “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.42%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$43	$135

8.	The second through sixth paragraphs, including any chart therein, of the section “Management of the Funds”— “The Investment Adviser,” in each Prospectus and the third through sixth paragraphs, including any chart therein, of the section “Investment Advisory, Principal Underwriting and Other Service Arrangements” — “Investment Adviser” in each SAI are deleted in their entirety and replaced with the following:

Effective September 30, 2017, the investment advisory agreement between VTL and the Trust is amended to reflect a unitary fee structure, as described below. Under the Amended and Restated Investment Advisory Agreement, each Fund will pay VTL a unitary management fee at the annual rates as follows:

Fund	Unitary Management Fee
Oppenheimer Large Cap Revenue ETF	0.39%
Oppenheimer Mid Cap Revenue ETF	0.39%
Oppenheimer Small Cap Revenue ETF	0.39%
Oppenheimer Financials Sector Revenue ETF	0.45%
Oppenheimer Ultra Dividend Revenue ETF	0.39%
Oppenheimer ESG Revenue ETF	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%
Oppenheimer Emerging Markets Revenue ETF	0.46%
Oppenheimer Global Revenue ETF	0.43%
Oppenheimer International Revenue ETF	0.42%

Pursuant to the Amended and Restated Investment Advisory Agreement, VTL is responsible for all expenses of each Fund, except the fee payment under the Agreement, distribution fees or expenses under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Prior to September 30, 2017, VTL’s contractual management fees (which include the Fund’s contractual management fee rates for the fiscal year ended June 30, 2017) are set forth below. VTL entered into a written fee waiver and expense reimbursement agreement with the Funds to waive portions of its contractual management fees in order to help lower the Funds’ expense ratios. The table also shows actual management fees charged and the amount of the fee waiver and expense reimbursement.

Name of Fund	Contractual Management Fee	Fee Waiver and/or Expense Reimbursement	Actual Management Fee
Oppenheimer Large Cap Revenue ETF	0.39%	0.11%	0.28%
Oppenheimer Mid Cap Revenue ETF	0.39%	0.13%	0.26%
Oppenheimer Small Cap Revenue ETF	0.39%	0.12%	0.27%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.32%	0.13%
Oppenheimer Ultra Dividend Revenue ETF	0.39%	0.11%	0.28%
Oppenheimer ESG Revenue ETF	0.40%	0.39%*	0.01%
Oppenheimer Global ESG Revenue ETF	0.45%	0.73%*	(0.28%)
Oppenheimer Emerging Markets Revenue ETF	0.46%	0.69%**	(0.23%)
Oppenheimer Global Revenue ETF	0.43%	0.70%**	(0.27%)
Oppenheimer International Revenue ETF	0.42%	0.70%**	(0.28%)

*For the period from October 31, 2016 to June 30, 2017.

**For the period from July 13, 2017 to August 11, 2017.

VTL has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses to the extent necessary to prevent the Total Annual Fund Operating Expenses of each Fund (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.39% of average daily net assets for the Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF and Oppenheimer Ultra Dividend Revenue ETF, from exceeding 0.49% of average daily net assets for the Oppenheimer Financials Sector Revenue ETF, from exceeding 0.40% for the Oppenheimer ESG Revenue ETF, from exceeding 0.45% for the Oppenheimer Global ESG Revenue ETF, from exceeding 0.46% for the Oppenheimer Emerging Markets Revenue ETF, from exceeding 0.43% Oppenheimer Global Revenue ETF, and from exceeding 0.42% for the Oppenheimer International Revenue ETF. This agreement is in effect and is contractually binding through October 25, 2018, unless approved by the Board. At its August 2017 meeting the Board approved the termination of the agreement on September 30, 2017, when the Amended and Restated Investment Advisory Agreement takes effect.

Effective October 27, 2017

Each Prospectus is revised as follows with respect to each Fund:

1.	The section “Investment Objective” for each Fund is deleted in its entirety and replaced with the information in each Fund’s corresponding row of the chart below:

Oppenheimer Large Cap Revenue ETF	Oppenheimer Large Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Large Cap Index™ (the “Underlying Index”).
Oppenheimer Mid Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Mid Cap Index™ (the “Underlying Index”).
Oppenheimer Small Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Small Cap Index™ (the “Underlying Index”).
Oppenheimer Financials Sector Revenue ETF

Oppenheimer Financials Sector Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Financials Sector Index™ (the “Underlying Index”).

Oppenheimer Ultra Dividend Revenue ETF

Oppenheimer Ultra Dividend Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Ultra Dividend Index™ (the “Underlying Index”).

Oppenheimer International Revenue ETF	Oppenheimer International Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted International Index (the “Underlying Index”).
Oppenheimer Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Emerging Markets Index (the “Underlying Index”).

Oppenheimer Global Revenue ETF	Oppenheimer Global Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Global Index (the “Underlying Index”).
Oppenheimer ESG Revenue ETF	Oppenheimer ESG Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted ESG Index™ (the “Underlying Index”).
Oppenheimer Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”).

2.	The section “Fund Summaries” — “Oppenheimer Large Cap Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Large Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P 500® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

3.	The section “Fund Summaries” — “Oppenheimer Mid Cap Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Mid Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P MidCap 400® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

4.	The section “Fund Summaries” — “Oppenheimer Small Cap Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Small Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P SmallCap 600® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly.The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the 'Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

5.	The section “Fund Summaries” — “Oppenheimer Financials Sector Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Financials Sector Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P 500® Financials Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Underlying Index at the time of purchase. Financials companies include companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund will concentrate its investments in a particular industry or group of industries, such as the commercial banks, diversified financial series and insurance industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

6.	The section “Fund Summaries” — “Oppenheimer Ultra Dividend Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Ultra Dividend Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying top securities from the S&P 900® Index (the “Parent Index”) by dividend yields and then re-weighting those securities according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is reconstituted quarterly according to dividend yields and revenue weightings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in medium capitalization companies. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund will concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

7.	The section “Fund Summaries” — “Oppenheimer Emerging Markets Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Emerging Markets Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI Emerging Markets Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of emerging market companies. It may include securities of foreign companies other than emerging market companies, including European companies, and companies of any market capitalization, including small and medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Underlying Index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the 'Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

8.	The section “Fund Summaries” — “Oppenheimer Global Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI All Country World Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is reconstituted and rebalanced quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of developed and emerging market companies. It may include securities of foreign companies other than developed and emerging market companies, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Parent Index is a free float-adjusted market capital weighted index that is designed to measure the equity market performance of developed and emerging markets.  Consistent with the attributes of the Parent Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

9.	The section “Fund Summaries” — “Oppenheimer International Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted International Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI EAFE Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities from developed markets around the world, excluding the United States and Canada. It may include securities of foreign companies other than securities from developed markets around the world, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Parent Index includes stocks from Europe, Australasia and the Far East.  Consistent with the attributes of the Parent Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

10.	The section “Fund Summaries” — “Oppenheimer ESG Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted ESG Index™ (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the S&P 500® Index (the “Parent Index”) that have strong environmental, social and governance (“ESG”) practices, and re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed using a scoring system established by Sustainalytics, a third party research provider, to measure the strength of each pillar of environmental, social, and governance practices for each company within the Benchmark Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. The Underlying Index thus contains a subset of the securities in the Benchmark Index, in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

11.	The section Fund Summaries” — “Oppenheimer Global ESG Revenue ETF” — “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the MSCI All Country World Index (the “Parent Index”) that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Parent Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Underlying Index contains a subset of the securities in the Parent Index, in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its total assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

12.	The section “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” — “Investment Objective” is deleted in its entirety and replaced with the following:

Each Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding Underlying Index Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

13.	The following is added to the section “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” — “Principal Investment Strategies”:

Each Fund will provide shareholders with at least 60 days’ notice prior to any change in its 80% investment policy described in “Fund Summaries—Principal Investment Strategies.” In addition, the Oppenheimer Emerging Markets Revenue ETF will also provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities that are economically tied to an emerging market country.

14.	Each paragraph beginning with “The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80%” within the section titled “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” — “Strategies Specific to Each Fund” is deleted in its entirety.

August 25, 2017                                                                                                                 PS0000.175